Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net loss from continuing operations			$ (14,328)	$ (8,669)
Net income from discontinued operations, net of tax			0	17,943
Net income (loss)	$ (6,278)	$ (6,378)	(14,328)	9,274
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	238	241	490	248
Provision for (recovery of) doubtful accounts			4	(1)
Provision for discounts, rebates, distributor fees and returns			603	19
Provision for obsolete inventory			44	0
Gain on sale of Latin American assets, net of tax			0	(15,399)
Income tax benefit			0	(4,268)
Stock-based compensation	932	900	2,410	2,145
Service provider expenses settled with common stock			90	98
Loss on disposal of property and equipment			0	10
Changes in operating assets and liabilities:
Accounts receivable	(1,456)	(886)	11	(2)
Inventories	(160)	(310)	(583)	(675)
Deferred consideration, net of discount			222	0
Prepaid expenses and other current assets	169	(681)	(1,065)	979
Accounts payable	94	10	9	(58)
Accrued expenses and other current liabilities	(147)	34	48	(298)
Deferred revenue	1	(163)	(394)	(239)
Net cash used in operating activities	(6,607)	(7,233)	(12,439)	(8,167)
Cash flows from investing activities:
Purchases of property and equipment	(57)	(162)	(187)	(394)
Proceeds from sale of Latin American assets, net of costs			0	18,639
Deposits	(38)	(14)	(14)	(21)
Net cash (used in) provided by investing activities	(95)	(176)	(201)	18,224
Cash flows from financing activities:
Proceeds from issuance of common stock net of offering costs	957	0	5,468	0
Proceeds from exercise of common stock options			5	7
Proceeds from exercise of common stock purchase warrants	0	52	47	91
Principal payments on long-term debt	(210)	(80)	(148)	(130)
Principal payments on capital leases	(72)	(64)	(132)	0
Net cash (used in) provided by financing activities	675	(92)	5,240	(32)
Effect of exchange rate on cash and cash equivalents	9	23	5	(33)
Net (decrease) increase in cash and cash equivalents	(6,018)	(7,478)	(7,395)	9,992
Cash and cash equivalents, beginning of year/period	10,066	17,461	17,461	7,469
Cash and cash equivalents, end of year/period	4,048	9,983	10,066	17,461
Supplemental disclosure of cash flow information:
Cash paid for interest	19	20	40	3
Non-cash operating and financing activities:
Service provider expenses settled with common stock			90	98
Insurance premiums financed			241	120
Automobiles financed using long-term debt			0	64
Automobiles financed using capital leases	$ 0	$ 180	180	242
Sale of Latin American assets to Invekra: Assets sold and liabilities transferred:
Deferred consideration - current, net			0	237
Deferred consideration - long-term, net			0	1,497
Taxes payable			0	(13)
Deferred revenue - current			0	(176)
Deferred revenue - long-term			0	(527)
Total assets sold and liabilities transferred			$ 0	$ 1,018